Consolidated Statements of Changes in Shareholders' Equity - EUR (€) € in Thousands	Total		Share capital [member]	Share premium [member]	Other reserves [member] [1]	Capital reduction reserve [member] [1]	Accumulated deficit [member] [1]
Beginning balance at Dec. 31, 2019	€ 45,619		€ 48,513	€ 43,349	€ 28,181	€ 191,213	€ (265,637)
Share-based payments	2,782				2,782
Total transactions with owners, recognized directly in equity	2,782		0	0	2,782	0
Loss for the period	(17,204)	[2]					(17,204)
Currency Translation differences	(5)				(5)
Remeasurements of defined benefit obligation	(197)						(197)
Total comprehensive loss for the period	(17,406)				(5)		(17,402)
Ending balance at Dec. 31, 2020	30,994		48,513	43,349	30,958	191,213	(283,039)
Capital increase	38,972		30,072	8,900
Transaction costs associated with capital increases	(2,583)			(2,583)
Reduction of share premium by absorption of losses				(43,349)		43,349
Share-based payments	2,172				2,172
Total transactions with owners, recognized directly in equity	38,561		30,072	(37,032)	2,172	43,349
Loss for the period	(26,512)	[2]					(26,512)
Currency Translation differences	42				42
Remeasurements of defined benefit obligation	554						554
Total comprehensive loss for the period	(25,916)				42		(25,958)
Ending balance at Dec. 31, 2021	43,639		78,585	6,317	33,172	234,562	(308,997)
Share-based payments	1,624				1,624
Total transactions with owners, recognized directly in equity	1,624		0	0	1,624	0
Loss for the period	(40,935)	[2]					(40,935)
Currency Translation differences	4				4
Remeasurements of defined benefit obligation	(15)						(15)
Total comprehensive loss for the period	(40,946)				4		(40,950)
Ending balance at Dec. 31, 2022	€ 4,317		€ 78,585	€ 6,317	€ 34,800	€ 234,562	€ (349,947)

[1]	Pursuant to Belgian law (“CCA”), the calculation of amounts available for distribution to shareholders, as dividends or otherwise, must be determined on the basis of the Company’s standalone non-consolidated statutory financial statements of Celyad Oncology SA prepared under Belgian GAAP, and not on the basis of IFRS consolidated financial statements. For more information, see Note 15.
[2]	For 2022, 2021 and 2020, the Company does not have any non-controlling interests and the losses for the year are fully attributable to owners of the parent.